Other Payables - Summary of Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Accounts payable	₩ 1,652,957	₩ 1,174,097
Accrued expenses	1,275,068	1,046,891
Dividend payable	4,182	3,261
Lease liabilities	161,601	163,952
Deposits withheld	370,063	349,277
Other payables, current	3,463,871	2,737,478
Non-current
Accounts payable	6,096	14,143
Accrued expenses	11,979	8,073
Lease liabilities	744,500	760,368
Long-term deposits withheld	46,437	90,981
Other payables, non-current	₩ 809,012	₩ 873,565